Securities Sold Under Repurchase Agreements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of Detailed Information on Securities Sold under Repurchase Agreements [Abstract]
Summary of Securities Sold under Repurchase Agreements

	September 30, 2020	December 31, 2019
National Treasury Bills (LTNs)	12,682,922	5,653,994
National Treasury Notes (NTNs)	22,571,006	8,533,113
Financial Treasury Bills (LFTs)	—	1,451,300

Total	35,253,928	15,638,407

	2019	2018
National Treasury Notes (NTNs)	8,533,113	1,153,547
National Treasury Bills (LTNs)	5,653,994	5,142,881
Financial Treasury Bills (LFTs)	1,451,300	344,266

Total	15,638,407	6,640,694